Commitments and Contingencies	3 Months Ended	8 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020
Commitments and Contingencies
11.	Commitments and Contingencies
Commitments
The Company leases its office space under
non-cancellable
operating lease agreements. This lease also requires the Company to pay real estate taxes and other operational expenses associated with the leased location and is included in rent expense. The effect of graduating rents, net of the rent credits, is being amortized over the life of the lease so as to result in equal monthly rent expense over the lease term. Deferred rent liability reported in the accompanying consolidated balance sheets represents the cumulative excess of straight-line rental costs over the actual rental payments.
The Company has a standby letter of credit with a bank in the amount of $0.5 million which serves as security for the New York space operating lease. The standby letter of credit automatically renews annually.
Contingencies
From time to time, the Company is involved in routine litigation that arises in the ordinary course of business. There are no pending significant legal proceedings to which the Company is a party, for which management believes the ultimate outcome would have a material adverse effect on the Company’s financial position.

15.	Commitments and Contingencies
Commitments
The Company leases its office space under
non-cancellable
operating lease agreements. This lease also requires the Company to pay real estate taxes and other operational expenses associated with the leased location and is included in rent expense. The effect of graduating rents, net of the rent credits, is being amortized over the life of the lease so as to result in equal monthly rent expense over the lease term. Deferred rent liability reported in the accompanying consolidated balance sheets represents the cumulative excess of straight-line rental costs over the actual rental payments.
Future minimum lease payments under the operating leases as of December 31, 2020, are as follows:

Year ending December 31,
(In thousands)
2021	$1,229
2022	1,013
2023	552
2024	599
2025	615
Thereafter	711

$4,719

Rent expense was $1.3 million and $0.4 million for the years ended December 31, 2020 and 2019, respectively.
The Company has a standby letter of credit with a bank in the amount of $0.5 million which serves as security for the New York space operating lease. The standby letter of credit automatically renews annually.
Contingencies
From time to time, the Company is involved in routine litigation that arises in the ordinary course of business. There are no pending significant legal proceedings to which the Company is a party, for which management believes the ultimate outcome would have a material adverse effect on the Company’s financial position.

Panacea Acquisition Corp
Commitments and Contingencies
NOTE
7
. COMMITMENTS
Risks and Uncertainties
Management continues to evaluate the impact of the
COVID-19
pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these consolidated financial statements. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.
Registration Rights
Pursuant to a registration rights agreement entered into on June 30, 2020, the holders of the Founder Shares, Private Placement Units, Private Placement Shares, Private Placement Warrants, certain forward purchase securities and units that may be issued upon conversion of Working Capital Loans and the shares and warrants included therein (and any shares of common stock issuable upon the exercise of the Private Placement Warrants, forward purchase warrants or warrants included in the units issued upon conversion of Working Capital Loans) will be entitled to registration rights requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to Class A common stock). The holders of these securities will be entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a business combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. Notwithstanding the foregoing, PA
Co-Investments
LLC may not exercise its demand or “piggyback” registration rights after five and seven years, respectively, after the effective date of the registration statement related to the Initial Public Offering and may not exercise its demand rights on more than one occasion. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
On July 6, 2020, the underwriters
were paid a cash underwriting discount of $0.20 per Unit, or $2,875,000 in the aggregate.

Business Combination Marketing Agreement
The Company has engaged the underwriters as an advisor in connection with a business combination to assist the Company in holding meetings with its stockholders to discuss the potential business combination and the target business’ attributes, introduce the Company to potential investors that are interested in purchasing the Company’s securities in connection with a business combination, assist the Company in obtaining stockholder approval for the business combination and assist the Company with its press releases and public filings in connection with the business combination. The Company will pay the underwriters a cash fee for such services upon the consummation of a business combination in an amount equal to, in the aggregate, 3.5% of the gross proceeds of Initial Public Offering, or $5,031,250, including any proceeds from the full or partial exercise of the over- allotment option. At the closing of the Merger (see Note 1
2
) this amount was paid.
Forward Purchase Agreement
On June 30, 2020, the Company entered into a forward purchase agreement with funds affiliated with EcoR1 Capital, LLC that will provide for the purchase by such funds of an aggregate of 2,500,000 shares of Class A common stock and 833,333 redeemable warrants, for an aggregate purchase price of $25,000,000, or $10.00 per one share of Class A common stock and one-third of one redeemable warrant, in a private placement to close substantially concurrently with the closing of a business combination. The obligations under the forward purchase agreement will not depend on whether any shares of Class A common stock are redeemed by the Public Stockholders. The shares of Class A common stock and redeemable warrants issuable pursuant to the forward purchase agreement will be identical to the shares of Class A common stock and redeemable warrants included in the units being sold in the Initial Public Offering, respectively, except that the holders thereof will have certain registration rights.
On February 10, 2021, certain purchasers purchased 2,500,000 shares of Class A Common Stock and 833,333 forward purchase warrants in a private placement at a price of $10.00 per share for an aggregate purchase price of $25.0 million pursuant to the terms of the forward purchase. The sales of the PIPE Shares and the Forward Purchase Securities were consummated concurrently with the closing of the
Merger
.
Merger Agreement
On October 20, 2020, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Merger Sub and Nuvation Bio.
Pursuant to the transactions contemplated by the terms of the Merger Agreement (the “Closing”), and subject to the satisfaction or waiver of certain conditions set forth therein, Merger Sub will merge with and into Nuvation Bio, with Nuvation Bio surviving the merger and as a wholly owned subsidiary of the Company.
As a result of the Merger, among other things,

(i)	each share of Nuvation Bio Class A common stock and each share of Nuvation Bio Series A preferred stock issued and outstanding immediately prior to the Effective Time will be canceled and converted into the right to receive the number of shares of the Company’s Class A common stock equal to the Exchange Ratio (as defined below). The Company’s Class A common stock will have one vote per share;

(ii)
each share of Nuvation Bio Class B common
stock issued and outstanding immediately prior to the Effective Time (all of which is owned by David Hung (the “Founder”)) will be canceled and converted into the right to receive the number of shares of the Company’s Class B common stock equal to the Exchange Ratio. The Company’s Class B common stock will have veto rights over business combinations and liquidations, one vote on all other matters and the right to appoint three directors (including the seat occupied by the Chief Executive Officer) plus at least 50% of any directors beyond the initial seven. The Company’s Class B common stock will automatically convert into the Company’s Class A common stock upon the occurrence of certain events, including upon transfers to a non-authorized
holder or if the Founder ceases to be
Chief Executive Officer of Nuvation Bio, with limited exceptions;

(iii)	any shares of Nuvation Bio capital stock held in the treasury of Nuvation Bio or owned by the Company, Merger Sub or Nuvation Bio immediately prior to the Effective Time (each, an “Excluded Share”) will be canceled without any conversion thereof and no payment or distribution shall be made with respect thereto;

(iv)	each issued and outstanding share of common stock of Merger Sub will be converted into and become one validly issued, fully paid and nonassessable share of common stock of the surviving corporation; and

(v)
each option to purchase Nuvation Class A common stock (each, a “Nuvation Bio Option”) that is outstanding under Nuvation Bio’s 2019 Equity Incentive Plan immediately prior to the Closing, whether vested or unvested, will be assumed by the Company and converted into an option to purchase shares of the Company’s Class A common stock (each, a “Converted Option”) equal to the product (rounded down to the nearest whole number) of (a) the number of shares of Nuvation Bio common stock subject to such Nuvation Bio Option immediately prior to the Effective Time and (b) the Exchange Ratio, at an exercise price per share (rounded up to the nearest whole cent) equal to (i) the exercise price per share of such Nuvation Bio Option immediately prior to the Effective Time divided by (ii) the Exchange Ratio; provided, however, that the exercise price and the number of shares of the Company’s common stock purchasable pursuant to the Converted Options shall be determined in a manner consistent with the requirements of Section 409A of the Code; provided, further, however, that in the case of any Converted Option to which Section 422 of the Code applies, the exercise price and the number of shares of the Company’s common stock purchasable pursuant to such option shall be determined in accordance with the foregoing, subject to such adjustments in a manner consistent with Treasury Regulation Section 1.424-1, such that the Converted Option will not constitute a modification of such Nuvation Bio Option for purposes of Section 409A or Section 424 of the Code. Except as specifically provided above, following the Effective Time, each Converted Option shall continue to be governed by the same terms and conditions (including vesting and exercisability terms) as were applicable to the corresponding former Nuvation Bio Option immediately prior to the Effective Time. At or prior to the Effective Time, the Company shall take any actions that are necessary to effectuate the treatment of the Nuvation Bio Options pursuant to this paragraph.

The “Exchange Ratio” means the quotient of (i) 150,000,000; divided by
(ii) Nuvation Bio’s “fully diluted
 company shares” (as defined in the Merger Agreement).
The Merger was consummated on February 10, 2021 as further described in Note 1
2
.